Earnings per ordinary share	12 Months Ended
Dec. 31, 2020
Earnings per ordinary share [abstract]
Earnings per ordinary share

29 Earnings per ordinary share

Earnings per ordinary share
				Weighted average
				number of ordinary
				shares outstanding
	Amount			during the period			Per ordinary share
	(in EUR million)			(in millions)			(in EUR)
	2020	2019	2018	2020	2019	2018	2020	2019	2018
Basic earnings	2,250	3,903	4,761	3,898.9	3,894.8	3,888.9	0.58	1.00	1.22
Basic earnings from continuing operations	2,250	3,903	4,761				0.58	1.00	1.22

Effect of dilutive instruments:
Stock option and share plans				2.2	0.5	1.5
				2.2	0.5	1.5

Diluted earnings	2,250	3,903	4,761	3,901.1	3,895.3	3,890.4	0.58	1.00	1.22
Diluted earnings from continuing operations	2,250	3,903	4,761				0.58	1.00	1.22

Dilutive instruments

Diluted earnings per share is calculated as if the stock options and share plans outstanding at the end of the period had been exercised at the beginning of the period and assuming that the cash received from exercised stock options and share plans is used to buy own shares against the average market price during the period. The net increase in the number of shares resulting from exercising stock options and share plans is added to the average number of shares used for the calculation of diluted earnings per share.